Schedule I - Condensed Financial Information of Parent	12 Months Ended
Dec. 31, 2015
Consolidated Financial Information of Parent [Abstract]
Condensed Financial Information of Parent
Schedule I — Condensed financial information of parent

Fly Leasing Limited
Condensed Balance Sheets

AS OF DECEMBER 31, 2015 AND 2014
(Dollars in thousands)

	December 31,
	2015	2014
		As restated
Assets
Cash and cash equivalents	$139,339	$218,538
Notes receivable from subsidiaries	735,835	591,025
Investments in subsidiaries	778,080	796,389
Investment in unconsolidated subsidiary	7,170	4,002
Other assets, net	2,712	4,097
Total assets	1,663,136	1,614,051
Liabilities
Payable to related parties	50	917
Payable to subsidiaries	289,961	140,583
Unsecured borrowings, net	691,109	689,452
Deferred tax liability, net	13,675	15,951
Accrued and other liabilities	11,377	10,894
Total liabilities	1,006,172	857,797
Shareholders' equity	656,964	756,254
Total liabilities and shareholders' equity	$1,663,136	$1,614,051

The accompanying note is an integral part of these consolidated financial statements.

Fly Leasing Limited
Condensed Statements of Income

FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013
(Dollars in thousands, except per share data)

	Years ended
	2015	2014	2013
		As restated	As restated
Revenues
Equity in earnings of subsidiaries	$17,065	$59,447	$52,980
Equity in earnings from unconsolidated subsidiary	1,159	3,562	1,491
Intercompany management fee income	15,053	16,921	15,780
Intercompany interest income	48,077	22,394	1,407
Interest and other income	224	215	185
Total revenues	81,578	102,539	71,843
Expense
Interest expense	48,013	28,089	1,887
Selling, general and administrative	12,987	15,520	17,644
Total expenses	61,000	43,609	19,531
Net income before provision for income taxes	20,578	58,930	52,312
Income tax benefit	(2,220)	(1,254)	(1,628)
Net income	$22,798	$60,184	$53,940
Weighted average number of shares:
Basic	41,222,690	41,405,211	34,129,880
Diluted	41,315,149	41,527,584	34,243,456
Earnings per share:
Basic	$0.52	$1.42	$1.55
Diluted	$0.52	$1.42	$1.55

The accompanying note is an integral part of these consolidated financial statements.

Schedule I — Condensed financial information of parent

Fly Leasing Limited
Condensed Statements of Cash Flows

FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013
(Dollars in thousands)

	Years ended
	2015	2014	2013
		As restated	As restated
Cash Flows from Operating Activities
Net Income	$22,798	$60,184	$53,940
Adjustments to reconcile net income to net cash flows provided by operating activities:
Equity in earnings of subsidiaries	(17,065)	(59,447)	(52,980)
Equity in earnings of unconsolidated subsidiary	(1,159)	(3,562)	(1,491)
Deferred income taxes	(2,276)	(2,004)	(1,654)
Share-based compensation	195	30	3,177
Amortization of debt discount and others	1,982	1,537	76
Distributions from unconsolidated subsidiary	—	5,501	—
Changes in operating assets and liabilities:
Receivable from subsidiaries	132,843	117,806	12,797
Other assets	1,060	(1,672)	45
Payable to related parties	(867)	(48)	(1,435)
Accrued and other liabilities	483	7,211	670
Net cash flows provided by operating activities	137,994	125,536	13,145
Cash Flows from Investing Activities
Capital contributions to subsidiaries	—	(5,058)	(256,515)
Distributions received from subsidiaries	53,500	1,925	6,000
Capital contributions to unconsolidated subsidiary	(2,009)	—	—
Distributions received from unconsolidated subsidiary	—	1,132	—
Notes receivable from subsidiaries	(650,083)	(628,994)	—
Notes payable to subsidiaries	505,273	94,101	—
Net cash flows used in investing activities	(93,319)	(536,894)	(250,515)
Cash Flows from Financing Activities
Proceeds from issuance of shares, net of fees paid	—	—	172,595
Proceeds from issuance of unsecured borrowings	—	396,563	291,389
Debt issuance costs	—	(1,116)	—
Shares repurchased	(81,432)	—	—
Dividends paid	(41,388)	(41,392)	(30,531)
Dividend equivalents	(1,054)	(1,426)	(940)
Net cash flows (used in) provided by financing activities	(123,874)	352,629	432,513
Net (decrease) increase in cash and cash equivalents	(79,199)	(58,729)	195,143
Cash and cash equivalents at beginning of year	218,538	277,267	82,124
Cash and cash equivalents at end of year	$139,339	$218,538	$277,267
Supplemental Disclosure:
Cash paid during the year for:
Interest	$46,723	$21,488	$—
Taxes	—	—	—

Noncash Activities:
Noncash investing activities:
Capital contribution to subsidiaries	17,246	—	—
Distributions paid to subsidiaries	711	—	—

The accompanying note is an integral part of these consolidated financial statements.

1.	RESTATEMENT OF PRIOR FINANCIAL STATEMENTS

The Company has determined that its financial statements for the years ended December 31, 2014 and 2013, and for prior years contained errors resulting from the incorrect accounting for aircraft purchased with in-place leases. It has restated those financial statements to make the necessary accounting adjustments.

When purchasing an aircraft with an in-place lease, the Company's subsidiaries previously did not identify, measure and account for maintenance rights acquired. The Company's subsidiaries now identify, measure and account for maintenance right assets and liabilities associated with their acquisitions of aircraft with in-place leases. A maintenance right asset represents the fair value of its contractual right under a lease to receive an aircraft in an improved maintenance condition as compared to the maintenance condition on the acquisition date. A maintenance right liability represents its obligation to pay the lessee for the difference between the lease end contractual maintenance condition of the aircraft and the actual maintenance condition of the aircraft on the acquisition date.

The Company and its subsidiaries have also made other adjustments related to immaterial errors including certain corrections that had been previously identified but not recorded because they were immaterial, individually and in the aggregate, to its consolidated financial statements. These corrections included adjustments to (i) expense acquisition fees related to aircraft purchased with in-place leases, (ii) record an impairment charge on one aircraft, (iii) recognize rental income previously deferred, (iv) defer equity in earnings from our unconsolidated subsidiary, (v) record the associated income tax effect of items (i) through (iv) and (vi) record deferred tax asset valuation allowance. While none of these other adjustments were individually material, they have been made as part of the restatement process. (See "Note 2. Restatement of Prior Financial Statements" to the Company's notes to consolidated financial statements.)

Condensed Balance Sheet

AT DECEMBER 31, 2014
(Dollars in thousands)

	December 31, 2014
	As previously reported	Maintenance rights adjustments	Other adjustments	As restated
Assets
Cash and cash equivalents	$218,538	$—	$—	$218,538
Notes receivable from subsidiaries	591,025	—	—	591,025
Investments in subsidiaries	799,009	1,290	(3,910)	796,389
Investment in unconsolidated subsidiary	4,002	—	—	4,002
Other assets, net	4,097	—	—	4,097
Total assets	$1,616,671	$1,290	$(3,910)	$1,614,051

Liabilities
Payable to related parties	$917	$—	$—	$917
Payable to subsidiaries	140,583	—	—	140,583
Unsecured borrowings, net	689,452	—	—	689,452
Deferred tax liability, net	15,951	—	—	15,951
Accrued and other liabilities	10,894	—	—	10,894
Total liabilities	857,797	—	—	857,797
Shareholders' equity	758,874	1,290	(3,910)	756,254
Total liabilities and shareholders' equity	$1,616,671	$1,290	$(3,910)	$1,614,051

Condensed Statements of Income

FOR THE YEAR ENDED DECEMBER 31, 2014
(Dollars in thousands, except per share data)

	Year Ended December 31, 2014
	As previously reported	Maintenance rights adjustments	Other adjustments	As restated
Revenues
Equity in earnings of subsidiaries	$56,446	$3,157	$(156)	$59,447
Equity in earnings from unconsolidated subsidiary	2,456	—	1,106	3,562
Intercompany management fee income	16,921	—	—	16,921
Intercompany interest income	22,394	—	—	22,394
Interest and other income	215	—	—	215
Total revenues	98,432	3,157	950	102,539
Expenses
Interest expense	28,089	—	—	28,089
Selling, general and administrative	15,520	—	—	15,520
Total expenses	43,609	—	—	43,609
Net income before provision for income taxes	54,823	3,157	950	58,930
Income tax benefit	(1,254)	—	—	(1,254)
Net income	$56,077	$3,157	$950	$60,184

Weighted average number of shares:
Basic	41,405,211	—	—	41,405,211
Diluted	41,527,584	—	—	41,527,584
Earnings per share:
Basic	$1.32	—	—	$1.42
Diluted	$1.32	—	—	$1.42

FOR THE YEAR ENDED DECEMBER 31, 2013
(Dollars in thousands, except per share data)

	Year Ended December 31, 2013
	As previously reported	Maintenance rights adjustments	Other adjustments	As restated
Revenues
Equity in earnings of subsidiaries	$51,136	$1,477	$367	$52,980
Equity in earnings from unconsolidated subsidiary	1,871	—	(380)	1,491
Intercompany management fee income	15,780	—	—	15,780
Intercompany interest income	1,407	—	—	1,407
Interest and other income	185	—	—	185
Total revenues	70,379	1,477	(13)	71,843
Expenses
Interest expense	1,887	—	—	1,887
Selling, general and administrative	17,644	—	—	17,644
Total expenses	19,531	—	—	19,531
Net income before provision for income taxes	50,848	1,477	(13)	52,312
Income tax benefit	(1,628)	—	—	(1,628)
Net income	$52,476	$1,477	$(13)	$53,940

Weighted average number of shares:
Basic	34,129,880	—	—	34,129,880
Diluted	34,243,456	—	—	34,243,456
Earnings per share:
Basic	$1.51	—	—	$1.55
Diluted	$1.50	—	—	$1.55

Condensed Statements of Cash Flows

FOR THE YEAR ENDED DECEMBER 31, 2014
(Dollars in thousands)

	Year Ended December 31, 2014
	As previously reported	Adjustments	As restated
Cash Flows from Operating Activities
Net Income	$56,077	$4,107	$60,184
Adjustments to reconcile net income to net cash flows provided by operating activities:
Equity in earnings of subsidiaries	(56,446)	(3,001)	(59,447)
Equity in earnings of unconsolidated subsidiary	(2,456)	(1,106)	(3,562)
Deferred income taxes	(2,004)	—	(2,004)
Share-based compensation	30	—	30
Amortization of debt discount and others	1,537	—	1,537
Distributions from unconsolidated subsidiary	5,501	—	5,501
Changes in operating assets and liabilities:		—
Receivable from subsidiaries	117,806	—	117,806
Other assets	(1,672)	—	(1,672)
Payable to related parties	(48)	—	(48)
Accrued and other liabilities	7,211	—	7,211
Net cash flows provided by operating activities	125,536	—	125,536
Cash Flows from Investing Activities
Capital contributions to subsidiaries	(5,058)	—	(5,058)
Distributions received from subsidiaries	1,925	—	1,925
Capital contributions to unconsolidated subsidiaries	—	—	—
Distributions received from unconsolidated subsidiaries	1,132	—	1,132
Notes receivable from subsidiaries	(628,994)	—	(628,994)
Notes payable to subsidiaries	94,101	—	94,101
Net cash flows used in investing activities	(536,894)	—	(536,894)
Cash Flows from Financing Activities
Proceeds from issuance of shares, net of fees paid	—	—	—
Proceeds from issuance of unsecured borrowings	396,563	—	396,563
Debt issuance costs	(1,116)	—	(1,116)
Shares repurchased	—	—	—
Dividends paid	(41,392)	—	(41,392)
Dividend equivalents	(1,426)	—	(1,426)
Net cash flows provided by financing activities	352,629	—	352,629
Net decrease in cash	(58,729)	—	(58,729)
Cash at beginning of period	277,267	—	277,267
Cash at end of period	$218,538	$—	$218,538
Supplemental Disclosure:
Cash paid during the year for:
Interest	$21,488	$—	$21,488
Taxes	—	—	—

FOR THE YEAR ENDED DECEMBER 31, 2013
(Dollars in thousands)

	Year Ended December 31, 2013
	As previously reported	Adjustments	As restated
Cash Flows from Operating Activities
Net Income	$52,476	$1,464	$53,940
Adjustments to reconcile net income to net cash flows provided by operating activities:
Equity in earnings of subsidiaries	(51,136)	(1,844)	(52,980)
Equity in earnings of unconsolidated subsidiary	(1,871)	380	(1,491)
Deferred income taxes	(1,654)	—	(1,654)
Share-based compensation	3,177	—	3,177
Amortization of debt discount and others	76	—	76
Distributions from unconsolidated subsidiary	—	—	—
Changes in operating assets and liabilities:		—
Receivable from subsidiaries	12,797	—	12,797
Other assets	45	—	45
Payable to related parties	(1,435)	—	(1,435)
Accrued and other liabilities	670	—	670
Net cash flows provided by operating activities	13,145	—	13,145
Cash Flows from Investing Activities
Capital contributions to subsidiaries	(256,515)	—	(256,515)
Distributions received from subsidiaries	6,000	—	6,000
Capital contributions to unconsolidated subsidiaries	—	—	—
Distributions received from unconsolidated subsidiaries	—	—	—
Notes receivable from subsidiaries	—	—	—
Notes payable to subsidiaries	—	—	—
Net cash flows used in investing activities	(250,515)	—	(250,515)
Cash Flows from Financing Activities
Proceeds from issuance of shares, net of fees paid	172,595	—	172,595
Proceeds from issuance of unsecured borrowings	291,389	—	291,389
Debt issuance costs	—	—	—
Shares repurchased	—	—	—
Dividends paid	(30,531)	—	(30,531)
Dividend equivalents	(940)	—	(940)
Net cash flows provided by financing activities	432,513	—	432,513
Net increase in cash	195,143	—	195,143
Cash at beginning of period	82,124	—	82,124
Cash at end of period	$277,267	$—	$277,267
Supplemental Disclosure:
Cash paid during the year for:
Interest	$—	$—	$—
Taxes	—	—	—